UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Errol M Rudman

Address:   153 East 53rd Street
           48th Floor
           New York, NY 10022

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Errol M Rudman
Title:   Investment Manager
Phone:   (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman            New York, New York             August 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
                  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  $196,064
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

                                TITLE                       VALUE    SHRS OR  SH/  PUT/     INVESTMT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP      (x1000)  PRN AMT  PRN  CALL     DISCRETN   MGRS   SOLE    SHARED  NONE
--------------                  --------         -----      ------   -------  ---  ----     --------   ----   ----    ------  ----
AKAMAI TECHNOLOGIES INC         COM              00971T101   3650    278025   SH            SOLE       NONE   278025
ALTIRIS INC                     COM              02148M100   3641    248500   SH            SOLE       NONE   248500
AMGEN INC                       COM              031162100   8182    135335   SH            SOLE       NONE   135335
AMPHENOL CORP NEW               CLA              032095101   5240    130455   SH            SOLE       NONE   130455
ASPREVA PHARMACEUTICALS CORP    COM              04538T109   1704    110000   SH            SOLE       NONE   110000
BEACON ROOFING SUPPLY INC       COM              073685109   6670    253600   SH            SOLE       NONE   253600
BOMBAY CO INC                   COM              097924104    377     66200   SH            SOLE       NONE    66200
BURLINGTON RES INC              COM              122014103   2762     50000   SH            SOLE       NONE    50000
CABLEVISION SYS CORP            CLA NY CABLVS    12686C109   7106    220690   SH            SOLE       NONE   220690
CAREMARK RX INC                 COM              141705103   4051     91000   SH            SOLE       NONE    91000
CELL GENESYS INC                COM              150921104    603    112750   SH            SOLE       NONE   112750
CENTEX CORP                     COM              152312104  12403    175500   SH            SOLE       NONE   175500
CIT GROUP INC                   COM              125581108   4035     93900   SH            SOLE       NONE    93900
CITIGROUP INC                   COM              172967101   5353    115800   SH            SOLE       NONE   115800
COMPUTER ASSOC INTL INC         COM              204912109   5943    216250   SH            SOLE       NONE   216250
DENDREON CORP                   COM              24823Q107    620    118500   SH            SOLE       NONE   118500
ECHOSTAR COMMUNICATIONS NEW     CLA              278762109   3574    118500   SH            SOLE       NONE   118500
EQUINIX INC                     COM NEW          29444U502   1656     38200   SH            SOLE       NONE    38200
FTD GROUP INC                   COM              30267U108   3943    347400   SH            SOLE       NONE   347400
HCA INC                         COM              404119109   6636    117100   SH            SOLE       NONE   117100
HUDSON CITY BANCORP             COM              443683107   4279    375000   SH            SOLE       NONE   375000
INTERFACE INC                   CLA              458665106   1119    139000   SH            SOLE       NONE   139000
INTERGRAPH CORP                 COM              458683109   1475     42800   SH            SOLE       NONE    42800
INTERLINE BRANDS INC            COM              458743101   2077    104900   SH            SOLE       NONE   104900
JPMORGAN CHASE & CO             COM              46625H100   5160    146080   SH            SOLE       NONE   146080
LAS VEGAS SANDS CORP            COM              517834107   3196     89400   SH            SOLE       NONE    89400
LAZARD LTD                      SHS A            G54050102   3969    170700   SH            SOLE       NONE   170700
LIFEPOINT HOSPITALS INC         COM              53219L109   9134    180700   SH            SOLE       NONE   180700
MEDCO HEALTH SOLUTIONS INC      COM              58405U102   2804     52550   SH            SOLE       NONE    52550
MERRILL LYNCH & CO INC          COM              590188108   5058     91950   SH            SOLE       NONE    91950
MOHAWK INDS INC                 COM              608190104   8289    100475   SH            SOLE       NONE   100475
NEKTAR THERAPEUTICS             COM              640268108   1523     90500   SH            SOLE       NONE    90500
PULTE HOMES INC                 COM              745867101   6997     83050   SH            SOLE       NONE    83050
QWEST COMMUNICATIONS INTL INC   COM              749121109    351     94500   SH            SOLE       NONE    94500
RITCHIE BROS AUCTIONEERS        COM              767744105   6746    175000   SH            SOLE       NONE   175000
RUSH ENTERPRISES INC            CLA              781846209   2927    218400   SH            SOLE       NONE   218400
SAFLINK CORP                    COM NEW          786578302     83     50000   SH            SOLE       NONE    50000
SYMBOL TECHNOLOGIES INC         COM              871508107   3966    401775   SH            SOLE       NONE   401775
SYMMETRICOM INC                 COM              871543104    949     91700   SH            SOLE       NONE    91700
SYNAPTICS INC                   COM              87157D109   1068     50000   SH            SOLE       NONE    50000
TELIK INC                       COM              87959M109    587     36100   SH            SOLE       NONE    36100
TIME WARNER INC                 COM              887317105   3648    218300   SH            SOLE       NONE   218300
TIME WARNER TELECOM INC         CLA              887319101   5026    849020   SH            SOLE       NONE   849020
UNION PAC CORP                  COM              907818108   3703     57150   SH            SOLE       NONE    57150
UNUMPROVIDENT CORP              COM              91529Y106    302     16500   SH            SOLE       NONE    16500
VERINT SYS INC                  COM              92343X100   4381    136220   SH            SOLE       NONE   136220
WEYERHAEUSER CO                 COM              962166104   4790     75250   SH            SOLE       NONE    75250
CISCO SYS INC                   COM              17275R102   3816    200000        CALL     SOLE       NONE   200000
MORGAN STANLEY                  COM NEW          617446448  10494    200000        CALL     SOLE       NONE   200000

70300.0001 #590683